Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Business segment information
Net revenue		¥ 3,967,200	¥ 4,111,900	¥ 4,246,200
Net interest income		2,230,261	2,221,128	2,261,374
Operating expenses		2,743,100	2,716,100	2,695,200
Operating profit (loss)		1,224,100	1,395,800	1,551,000
BK and TB [Member]
Business segment information
Net revenue		2,029,900	2,190,500	2,396,000
Net interest income		1,119,700	1,221,800	1,326,500
Net fees		667,200	688,600	693,700
Other		243,000	280,100	375,800
Other than BK and TB [Member]
Business segment information
Net revenue	[1]	1,937,300	1,921,400	1,850,200
Overseas Japanese Corporate Business [Member]
Business segment information
Net revenue		181,600	177,100	178,100
Operating expenses		151,900	146,200	142,400
Operating profit (loss)		29,700	30,900	35,700
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue	[2]	3,514,800	3,526,300	3,603,800
Operating expenses	[2]	2,363,800	2,335,900	2,329,200
Operating profit (loss)	[2]	1,151,000	1,190,400	1,274,600
Business Segment [Member] | Customer Business [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	1,662,500	1,731,300	1,825,500
Net interest income	[2]	789,500	824,700	859,900
Net fees	[2]	766,100	793,100	809,300
Other	[2]	106,900	113,500	156,300
Business Segment [Member] | Customer Business [Member] | Other than BK and TB [Member]
Business segment information
Net revenue	[1],[2]	1,852,300	1,795,000	1,778,300
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member]
Business segment information
Net revenue		1,226,900	1,198,100	1,258,700
Operating expenses		960,800	972,400	971,900
Operating profit (loss)		266,100	225,700	286,800
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue		468,100	485,900	534,900
Net interest income		331,600	335,300	355,700
Net fees		130,900	144,400	171,800
Other		5,600	6,200	7,400
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue	[1]	758,800	712,200	723,800
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Business segment information
Net revenue	[2]	1,003,200	1,029,000	1,078,200
Operating expenses	[2]	580,700	576,500	582,900
Operating profit (loss)	[2]	422,500	452,500	495,300
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	809,800	834,700	872,300
Net interest income	[2]	313,600	323,700	341,900
Net fees	[2]	408,200	420,000	405,900
Other	[2]	88,000	91,000	124,500
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue	[1],[2]	193,400	194,300	205,900
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Business segment information
Net revenue	[2]	1,279,600	1,303,200	1,272,800
Operating expenses	[2]	857,300	821,000	814,800
Operating profit (loss)	[2]	422,300	482,200	458,000
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	409,000	444,600	446,900
Net interest income	[2]	198,500	213,300	207,900
Net fees	[2]	169,200	185,100	187,100
Other	[2]	41,300	46,200	51,900
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue	[1],[2]	870,600	858,600	825,900
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Business segment information
Net revenue		186,700	173,100	172,200
Operating expenses		116,900	112,200	102,000
Operating profit (loss)		69,800	60,900	70,200
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue		84,300	73,000	74,300
Net fees		84,300	73,000	74,300
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue	[1]	102,400	100,100	97,900
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		477,200	582,900	637,900
Operating expenses		222,700	213,200	208,600
Operating profit (loss)		254,500	369,700	429,300
Business Segment [Member] | Global Markets Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue		280,200	387,300	453,900
Net interest income		92,600	189,200	195,500
Net fees		(12,900)	(8,600)	(23,900)
Other		200,500	206,700	282,300
Business Segment [Member] | Global Markets Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue	[1]	197,000	195,600	184,000
Business Segment, Other [Member]
Business segment information
Net revenue		(24,800)	2,700	4,500
Operating expenses		156,600	167,000	157,400
Operating profit (loss)		(181,400)	(164,300)	(152,900)
Business Segment, Other [Member] | BK and TB [Member]
Business segment information
Net revenue		87,200	71,900	116,600
Net interest income		237,600	207,900	271,100
Net fees		(86,000)	(95,900)	(91,700)
Other		(64,400)	(40,100)	(62,800)
Business Segment, Other [Member] | Other than BK and TB [Member]
Business segment information
Net revenue	[1]	¥ (112,000)	¥ (69,200)	¥ (112,100)

[1]	Includes MUFG and its subsidiaries other than MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.
[2]	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥178.1 billion, ¥142.4 billion, and ¥35.7 billion for the fiscal year ended March 31, 2016, ¥177.1 billion, ¥146.2 billion, and ¥30.9 billion for the fiscal year ended March 31, 2017, and ¥181.6 billion, ¥151.9 billion, and ¥29.7 billion for the fiscal year ended March 31, 2018, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business. These amounts have been restated in accordance with the modifications resulting in the restatement of the prior period business segment information.